Segment reporting (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenue	R$ 1,260,587	R$ 1,345,849	R$ 1,380,031
Cost of services	(979,183)	(942,255)	(1,003,748)
Gross profit (loss)	281,404	403,594	376,283
Operating income/(expenses)
General and administrative expenses	(327,286)	(256,532)	(231,050)
Selling expenses, net	5,324	(6,641)	10,495
Share of profit of an associate	(3,339)	(1,020)	10,152
Other operating expenses, net	(576,506)	(31,125)	(80,551)
Operating expenses	(901,807)	(295,318)	(290,954)
Profit (loss) before finance income and expenses	(620,403)	108,276	85,329
Finance costs, net	(251,693)	(532,175)	(397,133)
Finance income	116,313	108,281	51,663
Profit (loss) before income and social contribution taxes	(755,783)	(315,618)	(260,141)
(-) Current income and social contribution taxes	(41,623)	(17,543)	(54,337)
(-) Deferred income and social contribution taxes	76,488	371,084	(49,755)
Profit (loss) for the year	(720,918)	37,923	(364,233)
Discontinued operations
Profit (loss) after tax for the year resulting from continuing operations	30,454	14,342	3,288
(Loss) profit for the year	(690,464)	52,265	(360,945)
Corporate Non Segment [member]
Disclosure of operating segments [line items]
Cost of services	(2,253)	(9,303)	(8,674)
Gross profit (loss)	(2,253)	(9,303)	(8,674)
Operating income/(expenses)
General and administrative expenses	(284,472)	(218,629)	(163,680)
Selling expenses, net	42,709	(28,128)	(25,495)
Share of profit of an associate	(650,080)	83,384	139,714
Other operating expenses, net	(580,829)	(45,911)	(69,328)
Operating expenses	(1,472,672)	(209,284)	(118,789)
Profit (loss) before finance income and expenses	(1,474,925)	(218,587)	(127,463)
Finance costs, net	(251,619)	(363,037)	(367,954)
Finance income	100,566	98,906	50,122
Profit (loss) before income and social contribution taxes	(1,625,978)	(482,718)	(445,295)
(-) Current income and social contribution taxes	(14,523)	(4,838)	(54,336)
(-) Deferred income and social contribution taxes	76,196	331,635	(49,755)
Profit (loss) for the year	(1,564,305)	(155,921)	(549,386)
Discontinued operations
Profit (loss) after tax for the year resulting from continuing operations	27,169
(Loss) profit for the year	(1,537,136)	(155,921)	(549,386)
Country of domicile [member]
Disclosure of operating segments [line items]
Revenue	1,260,587	1,345,849	1,380,031
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	(102,080)	(101,957)	(83,904)
Cost of services	103,797	101,957	83,904
Gross profit (loss)	1,717
Operating income/(expenses)
General and administrative expenses	23		(17,933)
Share of profit of an associate	646,741	(84,404)	(129,562)
Other operating expenses, net	(1,723)
Operating expenses	645,041	(84,404)	(147,495)
Profit (loss) before finance income and expenses	646,758	(84,404)	(147,495)
Profit (loss) before income and social contribution taxes	646,758	(84,404)	(147,495)
Profit (loss) for the year	646,758	(84,404)	(147,495)
Discontinued operations
(Loss) profit for the year	646,758	(84,404)	(147,495)
Elimination of intersegment amounts [member] | Collection cleaning services [member]
Disclosure of operating segments [line items]
Revenue	44,831	17,171	52,689
Elimination of intersegment amounts [member] | OG [member]
Disclosure of operating segments [line items]
Revenue	45	331	78
Elimination of intersegment amounts [member] | Landfills [member]
Disclosure of operating segments [line items]
Revenue	55,427	83,558	29,505
Elimination of intersegment amounts [member] | Value recovery [member]
Disclosure of operating segments [line items]
Revenue	1,777	897	1,632
Operating segments [member] | Collection cleaning services [member]
Disclosure of operating segments [line items]
Revenue	861,976	928,823	922,022
Cost of services	(731,424)	(673,024)	(678,058)
Gross profit (loss)	130,552	255,799	243,964
Operating income/(expenses)
General and administrative expenses	(40,793)	(38,309)	(38,105)
Selling expenses, net	(8,433)	(16,261)	268
Other operating expenses, net	1,225	(15,335)	(12,402)
Operating expenses	(48,001)	(69,905)	(50,239)
Profit (loss) before finance income and expenses	82,551	185,894	193,725
Finance costs, net	14,788	(132,234)	(27,110)
Finance income	8,536	8,276	1,506
Profit (loss) before income and social contribution taxes	105,875	61,936	168,121
(-) Current income and social contribution taxes	(26,621)	(8,613)
(-) Deferred income and social contribution taxes	292	22,552
Profit (loss) for the year	79,546	75,875	168,121
Discontinued operations
Profit (loss) after tax for the year resulting from continuing operations		6,506
(Loss) profit for the year	79,546	82,381	168,121
Operating segments [member] | OG [member]
Disclosure of operating segments [line items]
Revenue	12,794	25,855	62,877
Cost of services	(13,511)	(21,152)	(41,583)
Gross profit (loss)	(717)	4,703	21,294
Operating income/(expenses)
General and administrative expenses	(96)	(42)	(783)
Selling expenses, net	(189)		897
Other operating expenses, net	(6)	(4,509)	213
Operating expenses	(291)	(4,551)	327
Profit (loss) before finance income and expenses	(1,008)	152	21,621
Finance costs, net	(541)	889	(1,326)
Finance income	73	70	1
Profit (loss) before income and social contribution taxes	(1,476)	1,111	20,296
Profit (loss) for the year	(1,476)	1,111	20,296
Discontinued operations
(Loss) profit for the year	(1,476)	1,111	20,296
Operating segments [member] | Landfills [member]
Disclosure of operating segments [line items]
Revenue	456,567	455,398	449,798
Cost of services	(306,673)	(316,305)	(337,335)
Gross profit (loss)	149,894	139,093	112,463
Operating income/(expenses)
General and administrative expenses	(1,761)	1,290	(10,206)
Selling expenses, net	(26,981)	37,468	26,293
Other operating expenses, net	4,949	(41,719)	962
Operating expenses	(23,793)	(2,961)	17,049
Profit (loss) before finance income and expenses	126,101	136,132	129,512
Finance costs, net	(14,244)	(37,757)	(732)
Finance income	6,535	948	18
Profit (loss) before income and social contribution taxes	118,392	99,323	128,798
(-) Current income and social contribution taxes	(479)	(4,030)
(-) Deferred income and social contribution taxes		16,897
Profit (loss) for the year	117,913	112,190	128,798
Discontinued operations
Profit (loss) after tax for the year resulting from continuing operations		799	41
(Loss) profit for the year	117,913	112,989	128,839
Operating segments [member] | Value recovery [member]
Disclosure of operating segments [line items]
Revenue	31,330	37,730	29,238
Cost of services	(29,119)	(24,428)	(22,002)
Gross profit (loss)	2,211	13,302	7,236
Operating income/(expenses)
General and administrative expenses	(187)	(842)	(343)
Selling expenses, net	(1,782)	280	8,532
Other operating expenses, net	(122)	76,349	4
Operating expenses	(2,091)	75,787	8,193
Profit (loss) before finance income and expenses	120	89,089	15,429
Finance costs, net	(77)	(36)	(11)
Finance income	603	81	16
Profit (loss) before income and social contribution taxes	646	89,134	15,434
(-) Current income and social contribution taxes		(62)	(1)
Profit (loss) for the year	646	89,072	15,433
Discontinued operations
Profit (loss) after tax for the year resulting from continuing operations	3,285	7,037	3,247
(Loss) profit for the year	3,931	96,109	18,680
Operating segments [member] | Country of domicile [member] | Collection cleaning services [member]
Disclosure of operating segments [line items]
Revenue	817,145	911,652	869,333
Operating segments [member] | Country of domicile [member] | OG [member]
Disclosure of operating segments [line items]
Revenue	12,749	25,524	62,799
Operating segments [member] | Country of domicile [member] | Landfills [member]
Disclosure of operating segments [line items]
Revenue	401,140	371,840	420,293
Operating segments [member] | Country of domicile [member] | Value recovery [member]
Disclosure of operating segments [line items]
Revenue	R$ 29,553	R$ 36,833	R$ 27,606